DWS CROCI Equity Dividend Fund Annual Fund Operating Expenses - DWS CROCI Equity Dividend Fund	Feb. 25, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.18%	[1]
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.02%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.98%
Other Expenses (as a percentage of Assets):	0.27%	[1]
Expenses (as a percentage of Assets)	1.86%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.81%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.76%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[1]
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.78%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.22%, 0.31%, 0.19% and 0.21% for Class A, Class C, Institutional Class and Class S, respectively, had proxy expenses been included.